Long Term Restricted Stock Units (Details) (2009 International Bancshares Corporation Long-Term Restricted Stock Unit Plan, USD $)	12 Months Ended						1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 item
CPP-compliant long-term RSUs
Long-Term Restricted Stock Units
Restricted stock compensation limit as a percentage to the total annual compensation of the President	33.00%
CPP-compliant long-term RSUs granted for performance in 2012
Long-Term Restricted Stock Units
Compensation cost		$ 425,000
CPP-compliant long-term RSUs granted for performance in 2011
Long-Term Restricted Stock Units
Compensation cost				400,000
Cash amounts paid on vesting of awards			572,746
CPP-compliant long-term RSUs granted for performance in 2010
Long-Term Restricted Stock Units
Compensation cost					400,000
Cash amounts paid on vesting of awards		358,782
CPP-compliant long-term RSUs granted for performance in 2009
Long-Term Restricted Stock Units
Compensation cost						250,000
Cash amounts paid on vesting of awards	591,344	$ 262,842
Restricted Stock Units (RSUs)
Long-Term Restricted Stock Units
Minimum number of non-employee members of the Board needed to authorize restricted stock units							2